Significant Product Sales (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Property and Equipment Net by Country [Line Items]
Net sales		$ 5,952	$ 5,555	$ 5,310
Hemophilia
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	[1]	2,984	2,786	2,627
Immunoglobulin Therapies
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	[2]	1,677	1,616	1,583
Inhibitor Therapies
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	[3]	744	651	614
Bio Therapeutics
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	[4]	$ 547	$ 502	$ 486

[1]	Primarily includes sales of recombinant factor VIII and factor IX products (ADVATE, RECOMBINATE, and RIXUBIS) and plasma-derived hemophilia products (primarily factor VII, factor VIII, and factor IX).
[2]	Includes sales of antibody-replacement immunoglobulin therapy products, including GAMMAGARD LIQUID, SUBCUVIA, and HYQVIA.
[3]	Includes sales of FEIBA, a plasma-derived hemophilia product to treat patients who have developed inhibitors and OBIZUR, and recombinant porcine factor VIII product for the treatment of acquired Hemophilia A.
[4]	Includes primarily plasma-derived specialty therapies including albumin and alpha-1 antitrypsin products.